Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	£ (142)
Net defined benefit liability (asset)	(48)	£ (142)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	668
Net defined benefit liability (asset)	534	668
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(810)
Net defined benefit liability (asset)	(582)	(810)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(74)
Net defined benefit liability (asset)	3	(74)
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	668
Net defined benefit liability (asset)	534	668
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(742)
Net defined benefit liability (asset)	(531)	(742)
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	434	435
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	(3)	3
Remeasurement effects recognised in other comprehensive income	(51)	17
– return on plan assets (excluding interest income)	(51)	17
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	22	(28)
Benefits paid	0	0
Other movements	3	7
Net defined benefit liability (asset)	405	434
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(438)	(489)
Service cost	4	(7)
– current service cost	3	(8)
– past service cost and gains/(losses) from settlements	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(4)	(3)
Remeasurement effects recognised in other comprehensive income	94	26
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	94	26
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	(20)	29
Benefits paid	10	10
Other movements	(3)	(4)
Net defined benefit liability (asset)	(357)	(438)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(4)	(54)
Service cost	4	(7)
– current service cost	3	(8)
– past service cost and gains/(losses) from settlements	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(7)	0
Remeasurement effects recognised in other comprehensive income	43	43
– return on plan assets (excluding interest income)	(51)	17
– actuarial gains/(losses) financial assumptions	94	26
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	2	1
Benefits paid	10	10
Other movements	0	3
Net defined benefit liability (asset)	48	(4)
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	234	258
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	5	4
Remeasurement effects recognised in other comprehensive income	(99)	(2)
– return on plan assets (excluding interest income)	(99)	(2)
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	1	(1)
Benefits paid	(7)	(15)
Other movements	(5)	(10)
Net defined benefit liability (asset)	129	234
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(304)	(387)
Service cost	(8)	(27)
– current service cost	(9)	(11)
– past service cost and gains/(losses) from settlements	1	(16)
Net interest income/(cost) on the net defined benefit asset/(liability)	(5)	(3)
Remeasurement effects recognised in other comprehensive income	98	16
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	106	7
– actuarial gains/(losses) demographic assumptions	(2)	0
– actuarial gains/(losses) experience adjustments	(6)	9
– other changes	0	0
Exchange differences	(3)	9
Benefits paid	13	19
Other movements	35	69
Net defined benefit liability (asset)	(174)	(304)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(70)	(129)
Service cost	(8)	(27)
– current service cost	(9)	(11)
– past service cost and gains/(losses) from settlements	1	(16)
Net interest income/(cost) on the net defined benefit asset/(liability)	0	1
Remeasurement effects recognised in other comprehensive income	(1)	14
– return on plan assets (excluding interest income)	(99)	(2)
– actuarial gains/(losses) financial assumptions	106	7
– actuarial gains/(losses) demographic assumptions	(2)	0
– actuarial gains/(losses) experience adjustments	(6)	9
– other changes	0	0
Exchange differences	(2)	8
Benefits paid	6	4
Other movements	30	59
Net defined benefit liability (asset)	£ (45)	£ (70)